SCHEDULE OF FAIR VALUE AVAILABLE FOR SALE SECURITIES (Details) - Fair Value, Inputs, Level 1 [Member] - Notable Labs Inc [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Amortized cost	$ 872
Gross unrealized gains
Gross unrealized losses
Fair Value	872
US Treasury Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Amortized cost	872
Gross unrealized gains
Gross unrealized losses
Fair Value	$ 872